First Trust Dow Jones Dividend and Income Allocation Portfolio Investment Objectives and Goals - First Trust Dow Jones Dividend and Income Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust/Dow Jones Dividend & Income Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund") seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.